LOANS RECEIVABLE - Bank's Total Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Permanent loans on:
Total loans receivable held for investment	$ 750,859	$ 792,860
Less:
Undisbursed loan funds	(30,749)	(21,014)
Unearned discounts and fees on loans, net of deferred costs	(4,397)	(5,245)
Net loans receivable held for investment	715,713	766,601
Permanent loans on:
Residential properties	69,079	163,834
Residential properties [Member]
Permanent loans on:
Total mortgage loans	365,248	331,310
Permanent loans on:
Residential properties	69,079	163,834
Commercial real estate [Member]
Permanent loans on:
Total mortgage loans	268,641	321,559
Partially guaranteed by VA or insured by FHA [Member]
Permanent loans on:
Total mortgage loans	7,694	3,950
Construction and Development [Member]
Permanent loans on:
Total mortgage loans	91,451	110,718
Total mortgage loans [Member]
Permanent loans on:
Total mortgage loans	733,034	767,537
Commercial loans [Member]
Permanent loans on:
Commercial loans	12,226	17,570
Installment Loan [Member]
Permanent loans on:
Installment loans and lease financing to individuals	$ 5,599	$ 7,753